Schedule of Gross Loan Receivable, Commitment Value and ACL Credit Rank Loan Pool Category (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Financing Receivable, Past Due [Line Items]
Total Loans Receivable Gross	$ 51,138	$ 61,293
Total Commitment Value	73,653	86,556
Total Allowance for Credit Loss	868	695	$ 2,527
Construction Loans [Member] | A Credit Risk [Member]
Financing Receivable, Past Due [Line Items]
Total Loans Receivable Gross	39,277	40,252
Total Commitment Value	55,872	59,075
Total Allowance for Credit Loss	215	211
Construction Loans [Member] | B Credit Risk [Member]
Financing Receivable, Past Due [Line Items]
Total Loans Receivable Gross	2,817	5,718
Total Commitment Value	3,883	10,339
Total Allowance for Credit Loss	38	32
Construction Loans [Member] | C Credit Risk [Member]
Financing Receivable, Past Due [Line Items]
Total Loans Receivable Gross	939
Total Commitment Value	1,851
Total Allowance for Credit Loss	25
Development Loans [Member] | A Credit Risk [Member]
Financing Receivable, Past Due [Line Items]
Total Loans Receivable Gross	2,485	8,787
Total Commitment Value	5,500	9,793
Total Allowance for Credit Loss	2	5
Development Loans [Member] | B Credit Risk [Member]
Financing Receivable, Past Due [Line Items]
Total Loans Receivable Gross	160	172
Total Commitment Value	275	511
Total Allowance for Credit Loss
Development Loans [Member] | C Credit Risk [Member]
Financing Receivable, Past Due [Line Items]
Total Loans Receivable Gross	489	452
Total Commitment Value	487	454
Total Allowance for Credit Loss	18	10
Unsecured Loans [Member]
Financing Receivable, Past Due [Line Items]
Total Loans Receivable Gross		86
Total Commitment Value		81
Total Allowance for Credit Loss		86
Secured Loans [Member]
Financing Receivable, Past Due [Line Items]
Total Loans Receivable Gross	4,971	5,826
Total Commitment Value	5,785	6,303
Total Allowance for Credit Loss	658	351
Unfunded Loan Commitment [Member]
Financing Receivable, Past Due [Line Items]
Total Loans Receivable Gross
Total Commitment Value
Total Allowance for Credit Loss	$ 88